Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2020
Fair Value Measurements
Schedule of assumptions used for the fair value calculations

Below are the assumptions used for the fair value calculations of the July 2019 Warrants as of:

	December 31,	June 30,
	2019	2020
Standard deviation	110.00%	110.00%
Annual risk-free interest rate	1.66%	0.24%
Required return on equity	19.90%	18.20%
Expected life in years	4.5	4.0
Annual turnover rate	0.00%	0.00%
Period risk-free rate	0.08%	0.07%

Below are the assumptions used for the fair value calculations of the February 2020 Warrants as of:

	February 21,	March 3,	June 30,
	2020	2020	2020
Standard deviation	110.00%	110.00%	110.00%
Annual risk-free interest rate	1.3%	0.77%	0.27%
Required return on equity	19.90%	19.90%	18.20%
Expected life in years	5.0	5.0	4.7
Annual turnover rate	0.00%	0.00%	0.00%
Period risk-free rate	0.08%	0.08%	0.07%

Schedule of financial liabilities measured at fair value on a recurring basis

	June 30,	December 31,
	2020	2019
RPC Options	$2,618,507	$2,102,012
Warrants	4,362,515	1,014,868
Total	$6,981,022	$3,116,880

Schedule of fair value measurements using significant unobservable inputs (Level 3)

Fair value measurements using significant unobservable inputs (Level 3):

Fair value of
liabilities related
to options
and warrants
Balance at December 31, 2019	$3,116,880

Issuance of Paulson Warrants	2,749,369

Reclassification of warrant liability to shareholders’ equity upon exercise of 12,500 warrant ADSs	(7,875)

Change in fair value of liabilities related to options and warrants	1,122,648

Balance at June 30, 2020	$6,981,022

Fair value of
liabilities related
to options
and warrants
Balance at December 31, 2018	$1,842,424

Change in fair value of liabilities related to options and warrants	528,083

Balance at June 30, 2019	$2,370,507